UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP

EQUITY FUND

FORM N-Q

JANUARY 31, 2009

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited)	January 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 125.5%
CONSUMER DISCRETIONARY - 14.3%
Distributors - 0.3%
690	Genuine Parts Co.	$22,094

Diversified Consumer Services - 2.4%
610	Apollo Group Inc., Class A Shares *	49,690
590	DeVry Inc. (a)	31,612
1,430	H&R Block Inc. (a)	29,644
190	ITT Educational Services Inc. *	23,277
120	Strayer Education Inc.	25,972

	Total Diversified Consumer Services	160,195

Hotels, Restaurants & Leisure - 2.5%
2,628	Burger King Holdings Inc. (a)	58,473
1,280	McDonald’s Corp. (a)	74,265
810	Panera Bread Co. *	38,054

	Total Hotels, Restaurants & Leisure	170,792

Household Durables - 0.8%
2,130	Centex Corp. (a)	18,126
1,700	KB HOME (a)	18,139
1,610	Leggett & Platt Inc. (a)	20,109

	Total Household Durables	56,374

Internet & Catalog Retail - 0.5%
481	Priceline.com Inc. (a)*	32,270

Leisure Equipment & Products - 0.4%
1,143	Hasbro Inc. (a)	27,581

Media - 1.6%
2,940	DIRECTV Group Inc. (a)*	64,386
1,940	DISH Network Corp. *	24,910
980	Walt Disney Co.	20,266

	Total Media	109,562

Multiline Retail - 2.0%
1,544	Dollar Tree Inc. (a)*	65,944
2,460	Family Dollar Stores Inc. (a)	68,314

	Total Multiline Retail	134,258

Specialty Retail - 2.8%
1,800	Aeropostale Inc. (a)*	37,998
260	AutoZone Inc. *	34,551
1,280	Lowe’s Cos. Inc.	23,386
1,460	PETsMART Inc.	27,404
1,500	Ross Stores Inc. (a)	44,130
980	TJX Cos. Inc. (a)	19,032

	Total Specialty Retail	186,501

Textiles, Apparel & Luxury Goods - 1.0%
1,110	NIKE Inc., Class B Shares (a)	50,228
470	Polo Ralph Lauren Corp.	19,284

	Total Textiles, Apparel & Luxury Goods	69,512

	TOTAL CONSUMER DISCRETIONARY	969,139

CONSUMER STAPLES - 12.9%
Beverages - 2.3%
1,534	Coca-Cola Co. (a)	65,532
2,500	Constellation Brands Inc., Class A Shares *	36,300
1,034	PepsiCo Inc.	51,938

	Total Beverages	153,770

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

SHARES	SECURITY	VALUE
Food & Staples Retailing - 3.4%
1,340	BJ’s Wholesale Club Inc. (a)*	$38,431
1,166	CVS Corp. (a)	31,342
2,020	Kroger Co. (a)	45,450
2,381	Wal-Mart Stores Inc. (a)	112,193

	Total Food & Staples Retailing	227,416

Food Products - 2.1%
770	Campbell Soup Co.	23,385
1,640	ConAgra Foods Inc.	28,044
560	General Mills Inc.	33,124
620	Ralcorp Holdings Inc. *	36,716
936	Unilever NV (a)	20,564

	Total Food Products	141,833

Household Products - 2.4%
650	Colgate-Palmolive Co.	42,276
2,196	Procter & Gamble Co. (a)	119,682

	Total Household Products	161,958

Personal Products - 0.6%
1,760	Alberto-Culver Co. (a)	43,050

Tobacco - 2.1%
2,937	Altria Group Inc. (a)	48,578
2,567	Philip Morris International Inc. (a)	95,364

	Total Tobacco	143,942

	TOTAL CONSUMER STAPLES	871,969

ENERGY - 17.2%
Energy Equipment & Services - 2.4%
430	Diamond Offshore Drilling Inc.	26,987
1,060	ENSCO International Inc. (a)	29,002
1,070	Nabors Industries Ltd. *	11,716
2,770	Patterson-UTI Energy Inc. (a)	26,481
470	Schlumberger Ltd.	19,181
430	SEACOR Holdings Inc. *	27,967
1,260	Superior Energy Services Inc. (a)*	19,631

	Total Energy Equipment & Services	160,965

Oil, Gas & Consumable Fuels - 14.8%
1,249	Apache Corp. (a)	93,675
520	BP Prudhoe Bay Royalty Trust	37,851
2,077	Chevron Corp. (a)	146,470
1,724	ConocoPhillips (a)	81,942
810	Devon Energy Corp. (a)	49,896
4,805	Exxon Mobil Corp. (a)	367,486
734	Hess Corp. (a)	40,818
880	Southwestern Energy Co. *	27,852
1,570	Sunoco Inc. (a)	72,722
4,710	Talisman Energy Inc.	44,462
1,060	Valero Energy Corp.	25,567
1,120	Williams Cos. Inc. (a)	15,848

	Total Oil, Gas & Consumable Fuels	1,004,589

	TOTAL ENERGY	1,165,554

FINANCIALS - 12.6%
Capital Markets - 2.0%
754	Bank of New York Mellon Corp. (a)	19,408
230	Goldman Sachs Group Inc. (a)	18,568
630	Northern Trust Corp. (a)	36,237
1,310	Raymond James Financial Inc. (a)	24,248
600	State Street Corp.	13,962

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

SHARES	SECURITY	VALUE
Capital Markets - 2.0% (continued)
2,370	TD Ameritrade Holding Corp. (a)*	$26,639

	Total Capital Markets	139,062

Commercial Banks - 2.4%
1,500	BancorpSouth Inc. (a)	28,350
711	Credicorp Ltd. (a)	29,365
830	Cullen/Frost Bankers Inc. (a)	36,329
1,000	U.S. Bancorp	14,840
2,710	Wells Fargo & Co. (a)	51,219

	Total Commercial Banks	160,103

Diversified Financial Services - 1.2%
2,935	Bank of America Corp. (a)	19,312
2,293	Citigroup Inc. (a)	8,140
2,125	JPMorgan Chase & Co. (a)	54,209

	Total Diversified Financial Services	81,661

Insurance - 3.4%
820	ACE Ltd.	35,801
920	AFLAC Inc. (a)	21,353
730	Aon Corp. (a)	27,046
90	Fairfax Financial Holdings Ltd.	29,311
1,118	Platinum Underwriters Holdings Ltd.	31,092
590	StanCorp Financial Group Inc.	15,234
1,065	Travelers Cos. Inc. (a)	41,152
1,930	Unum Group (a)	27,329

	Total Insurance	228,318

Real Estate Investment Trusts (REITs) - 2.6%
3,976	Annaly Capital Management Inc. (a)	60,197
216	Apartment Investment and Management Co., Class A Shares	1,920
1,030	Equity Residential (a)	24,648
970	HCP Inc.	22,640
1,700	Liberty Property Trust	34,000
500	Public Storage Inc.	30,935

	Total Real Estate Investment Trusts (REITs)	174,340

Real Estate Management & Development - 0.5%
2,030	Brookfield Asset Management Inc., Class A Shares	32,033

Thrifts & Mortgage Finance - 0.5%
860	Capitol Federal Financial	35,604

	TOTAL FINANCIALS	851,121

HEALTH CARE - 19.9%
Biotechnology - 3.0%
1,120	Amgen Inc. (a)*	61,432
650	Cephalon Inc. (a)*	50,167
450	Genentech Inc. *	36,558
1,150	Gilead Sciences Inc. *	58,385

	Total Biotechnology	206,542

Health Care Equipment & Supplies - 2.8%
460	Baxter International Inc.	26,979
420	Becton, Dickinson & Co.	30,521
450	C.R. Bard Inc.	38,507
680	Edwards Lifesciences Corp. *	39,093
1,420	St. Jude Medical Inc. (a)*	51,645

	Total Health Care Equipment & Supplies	186,745

Health Care Providers & Services - 3.4%
1,290	AmerisourceBergen Corp. (a)	46,853
1,820	CIGNA Corp. (a)	31,595
1,008	Express Scripts Inc. (a)*	54,190

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

SHARES	SECURITY	VALUE
Health Care Providers & Services - 3.4% (continued)
520	Humana Inc. (a)*	$19,724
1,070	Medco Health Solutions Inc. (a)*	48,075
1,080	Omnicare Inc.	30,197

	Total Health Care Providers & Services	230,634

Life Sciences Tools & Services - 1.1%
1,602	Life Technologies Corp. *	40,787
540	Techne Corp.	32,384

	Total Life Sciences Tools & Services	73,171

Pharmaceuticals - 9.6%
1,790	Abbott Laboratories (a)	99,238
2,067	Bristol-Myers Squibb Co. (a)	44,254
730	Eli Lilly & Co.	26,879
2,060	Endo Pharmaceuticals Holdings Inc. (a)*	46,288
1,880	Johnson & Johnson (a)	108,457
1,561	Merck & Co. Inc. (a)	44,567
1,650	Perrigo Co. (a)	48,428
4,842	Pfizer Inc. (a)	70,596
2,940	Schering-Plough Corp. (a)	51,626
2,700	Warner Chilcott Ltd., Class A Shares (a)*	37,125
2,664	Watson Pharmaceuticals Inc. (a)*	72,674

	Total Pharmaceuticals	650,132

	TOTAL HEALTH CARE	1,347,224

INDUSTRIALS - 12.6%
Aerospace & Defense - 3.4%
722	General Dynamics Corp. (a)	40,959
1,050	Honeywell International Inc. (a)	34,451
350	Lockheed Martin Corp.	28,714
536	Northrop Grumman Corp. (a)	25,792
1,211	Raytheon Co. (a)	61,301
807	United Technologies Corp. (a)	38,728

	Total Aerospace & Defense	229,945

Airlines - 0.8%
2,710	AMR Corp. *	16,097
770	Copa Holdings SA, Class A Shares	20,205
2,790	Delta Air Lines Inc. (a)*	19,251

	Total Airlines	55,553

Commercial Services & Supplies - 1.4%
2,020	Brink’s Co. (a)	53,389
1,632	Republic Services Inc. (a)	42,203

	Total Commercial Services & Supplies	95,592

Construction & Engineering - 1.5%
1,370	EMCOR Group Inc. (a)*	28,208
940	Fluor Corp. (a)	36,566
2,360	KBR Inc. (a)	33,418

	Total Construction & Engineering	98,192

Electrical Equipment - 0.4%
1,540	General Cable Corp. *	25,348

Industrial Conglomerates - 1.1%
480	3M Co.	25,819
3,937	General Electric Co. (a)	47,756

	Total Industrial Conglomerates	73,575

Machinery - 2.3%
590	Flowserve Corp. (a)	31,453
1,270	Gardner Denver Inc. (a)*	27,648
1,400	Joy Global Inc. (a)	29,162

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

SHARES	SECURITY	VALUE
Machinery - 2.3% (continued)
1,500	Pall Corp. (a)	$39,105
1,840	Timken Co. (a)	27,398

	Total Machinery	154,766

Marine - 0.4%
1,100	Kirby Corp. *	26,378

Road & Rail - 1.0%
660	Norfolk Southern Corp.	25,318
840	Ryder System Inc.	28,375
360	Union Pacific Corp.	15,764

	Total Road & Rail	69,457

Trading Companies & Distributors - 0.3%
320	W. W. Grainger Inc.	23,344

	TOTAL INDUSTRIALS	852,150

INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 2.0%
4,590	Cisco Systems Inc. (a)*	68,712
1,290	CommScope Inc. *	18,602
880	F5 Networks Inc. *	19,510
739	Harris Corp. (a)	31,991

	Total Communications Equipment	138,815

Computers & Peripherals - 6.0%
589	Apple Inc. (a)*	53,087
3,393	Hewlett-Packard Co. (a)	117,907
1,700	International Business Machines Corp. (a)	155,805
1,980	NCR Corp. (a)*	24,849
2,836	QLogic Corp. (a)*	32,103
1,317	Western Digital Corp. (a)*	19,333

	Total Computers & Peripherals	403,084

Electronic Equipment, Instruments & Components - 0.8%
1,330	Agilent Technologies Inc. (a)*	24,046
1,100	Dolby Laboratories Inc., Class A Shares *	28,116

	Total Electronic Equipment, Instruments & Components	52,162

Internet Software & Services - 0.9%
182	Google Inc., Class A Shares (a)*	61,613

IT Services - 4.0%
1,800	Accenture Ltd., Class A Shares	56,808
640	Affiliated Computer Services Inc., Class A Shares *	29,350
4,752	CGI Group Inc. (a)*	38,301
930	Computer Sciences Corp. (a)*	34,261
800	Hewitt Associates Inc., Class A Shares *	22,704
238	MasterCard Inc., Class A Shares (a)	32,316
1,350	Metavante Technologies Inc. (a)*	19,589
1,940	SAIC Inc. (a)*	38,296

	Total IT Services	271,625

Semiconductors & Semiconductor Equipment - 2.1%
1,900	Altera Corp. (a)	29,222
1,124	ASML Holding NV, New York Registered Shares	18,591
3,640	Integrated Device Technology Inc. (a)*	20,894
3,617	Intel Corp. (a)	46,659
1,520	Xilinx Inc. (a)	25,612

	Total Semiconductors & Semiconductor Equipment	140,978

Software - 6.0%
1,843	BMC Software Inc. (a)*	46,683
690	McAfee Inc. *	21,038
6,805	Microsoft Corp.	116,365

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

SHARES	SECURITY	VALUE
Software - 6.0% (continued)
4,712	Oracle Corp. (a)*	$79,303
3,298	Parametric Technology Corp. (a)*	29,682
1,463	Sybase Inc. (a)*	39,955
2,060	Symantec Corp. *	31,580
1,030	Synopsys Inc. *	19,055
950	VMware Inc., Class A Shares *	19,665

	Total Software	403,326

	TOTAL INFORMATION TECHNOLOGY	1,471,603

MATERIALS - 3.9%
Chemicals - 2.0%
367	CF Industries Holdings Inc. (a)	17,249
660	FMC Corp.	29,449
390	Monsanto Co.	29,663
460	Potash Corporation of Saskatchewan Inc.	34,436
1,043	Terra Industries Inc. (a)	21,361

	Total Chemicals	132,158

Containers & Packaging - 0.4%
1,530	Crown Holdings Inc. (a)*	28,688

Metals & Mining - 1.5%
781	ArcelorMittal	17,627
1,390	Cliffs Natural Resources Inc. (a)	32,206
810	Nucor Corp.	33,040
730	Reliance Steel & Aluminum Co.	16,155

	Total Metals & Mining	99,028

	TOTAL MATERIALS	259,874

TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.4%
4,672	AT&T Inc. (a)	115,025
2,803	Verizon Communications Inc. (a)	83,725
3,460	Windstream Corp. (a)	30,033

	Total Diversified Telecommunication Services	228,783

Wireless Telecommunication Services - 0.4%
640	U.S. Cellular Corp. *	26,848

	TOTAL TELECOMMUNICATION SERVICES	255,631

UTILITIES - 6.5%
Electric Utilities - 1.5%
1,380	Edison International (a)	44,947
350	Entergy Corp.	26,726
580	FirstEnergy Corp. (a)	28,994

	Total Electric Utilities	100,667

Gas Utilities - 0.3%
950	Atmos Energy Corp.	23,323

Independent Power Producers & Energy Traders - 1.2%
2,250	Mirant Corp. *	38,632
1,750	NRG Energy Inc. *	40,880

	Total Independent Power Producers & Energy Traders	79,512

Multi-Utilities - 3.1%
2,560	CenterPoint Energy Inc. (a)	34,253
910	Dominion Resources Inc.	32,014
1,170	DTE Energy Co.	40,365
990	MDU Resources Group Inc. (a)	19,691
800	NSTAR	27,056
930	PG&E Corp.	35,963

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

SHARES	SECURITY	VALUE
Multi-Utilities - 3.1% (continued)
800	Vectren Corp.	$20,632

	Total Multi-Utilities	209,974

Water Utilities - 0.4%
1,150	American Water Works Co. Inc.	24,357

	TOTAL UTILITIES	437,833

	TOTAL INVESTMENTS - 125.5% (Cost - $11,416,868#)	8,482,098

	Securities Sold Short, at Value - (25.9)% (Proceeds - $2,291,967#)	(1,747,449)
	Other Assets in Excess of Liabilities - 0.4%	24,610

	TOTAL NET ASSETS - 100.0%	$6,759,259

*	Non-income producing security.

(a)	All or a portion of this security is held at the broker as collateral for short sales.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Securities Sold Short† (unaudited)	January 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - (25.9)%
CONSUMER DISCRETIONARY - (3.5)%
Auto Components - (0.4)%
1,710	Gentex Corp.	$14,347
870	Johnson Controls Inc.	10,884

	Total Auto Components	25,231

Automobiles - (0.1)%
640	Harley-Davidson Inc.	7,795

Hotels, Restaurants & Leisure - (0.6)%
2,241	Starbucks Corp. *	21,155
1,090	Starwood Hotels & Resorts Worldwide Inc.	16,481

	Total Hotels, Restaurants & Leisure	37,636

Household Durables - (0.4)%
410	Black & Decker Corp.	11,853
1,790	Newell Rubbermaid Inc.	14,463

	Total Household Durables	26,316

Internet & Catalog Retail - (0.3)%
410	Amazon.com Inc. *	24,116

Media - (0.3)%
600	Morningstar Inc. *	20,802

Multiline Retail - (0.2)%
960	J.C. Penney Co. Inc.	16,080

Specialty Retail - (0.7)%
680	Bed Bath & Beyond Inc. *	15,797
1,220	Dick’s Sporting Goods Inc. *	13,432
2,060	Williams-Sonoma Inc.	16,315

	Total Specialty Retail	45,544

Textiles, Apparel & Luxury Goods - (0.5)%
1,450	Hanesbrands Inc. *	13,036
370	V.F. Corp.	20,727

	Total Textiles, Apparel & Luxury Goods	33,763

	TOTAL CONSUMER DISCRETIONARY	237,283

CONSUMER STAPLES - (0.3)%
Beverages - (0.3)%
1,190	Dr. Pepper Snapple Group Inc. *	19,576

ENERGY - (3.0)%
Energy Equipment & Services - (1.0)%
1,050	Exterran Holdings Inc. *	23,268
410	Oceaneering International Inc. *	14,128
850	Smith International Inc.	19,295
1,320	Weatherford International Ltd. *	14,560

	Total Energy Equipment & Services	71,251

Oil, Gas & Consumable Fuels - (2.0)%
650	Cabot Oil & Gas Corp.	17,869
710	Cimarex Energy Co.	17,636
1,200	Forest Oil Corp. *	18,000
760	Pioneer Natural Resources Co.	11,127
960	Plains Exploration & Production Co. *	20,275
560	Range Resources Corp.	20,070
1,030	Southern Union Co.	13,277
1,120	Spectra Energy Corp.	16,251

	Total Oil, Gas & Consumable Fuels	134,505

	TOTAL ENERGY	205,756

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Securities Sold Short† (unaudited) (continued)	January 31, 2009

SHARES	SECURITY	VALUE
FINANCIALS - (3.2)%
Capital Markets - (0.7)%
1,120	Invesco Ltd.	$13,205
690	Lazard Ltd., Class A Shares	18,285
1,120	SEI Investments Co.	14,190

	Total Capital Markets	45,680

Commercial Banks - (0.3)%
420	Canadian Imperial Bank of Commerce	15,725
576	SunTrust Banks Inc.	7,061

	Total Commercial Banks	22,786

Consumer Finance - (0.1)%
540	Capital One Financial Corp.	8,554

Insurance - (1.2)%
970	Manulife Financial Corp.	16,054
400	Mercury General Corp.	15,496
1,890	Old Republic International Corp.	19,505
880	Sun Life Financial Inc.	17,714
50	White Mountains Insurance Group Ltd.	12,075

	Total Insurance	80,844

Real Estate Investment Trusts (REITs) - (0.6)%
1,020	Kimco Realty Corp.	14,668
1,030	Macerich Co.	15,182
620	Taubman Centers Inc.	12,307

	Total Real Estate Investment Trusts (REITs)	42,157

Real Estate Management & Development - (0.3)%
790	St. Joe Co. *	18,999

	TOTAL FINANCIALS	219,020

HEALTH CARE - (2.9)%
Biotechnology - (0.3)%
1,070	BioMarin Pharmaceutical Inc. *	20,608

Health Care Equipment & Supplies - (0.9)%
540	IDEXX Laboratories Inc. *	17,712
130	Intuitive Surgical Inc. *	13,420
350	Stryker Corp.	14,784
406	Zimmer Holdings Inc. *	14,779

	Total Health Care Equipment & Supplies	60,695

Health Care Providers & Services - (0.6)%
500	Henry Schein Inc. *	18,715
1,050	VCA Antech Inc. *	19,761

	Total Health Care Providers & Services	38,476

Life Sciences Tools & Services - (0.8)%
510	Covance Inc. *	19,686
740	Illumina Inc. *	20,246
1,550	MDS Inc. *	12,044

	Total Life Sciences Tools & Services	51,976

Pharmaceuticals - (0.3)%
560	Allergan Inc.	21,347

	TOTAL HEALTH CARE	193,102

INDUSTRIALS - (3.6)%
Air Freight & Logistics - (0.2)%
300	United Parcel Service Inc.	12,747

Building Products - (0.3)%
2,363	Masco Corp.	18,479

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Securities Sold Short† (unaudited) (continued)	January 31, 2009

SHARES	SECURITY	VALUE
Commercial Services & Supplies - (0.5)%
920	Iron Mountain Inc. *	$18,823
340	Stericycle Inc. *	16,633

	Total Commercial Services & Supplies	35,456

Electrical Equipment - (0.6)%
680	Cooper Industries Ltd.	18,299
530	Roper Industries Inc.	21,804

	Total Electrical Equipment	40,103

Machinery - (1.1)%
330	Danaher Corp.	18,457
550	Illinois Tool Works Inc.	17,963
570	PACCAR Inc.	15,042
550	Parker Hannifin Corp.	21,016

	Total Machinery	72,478

Marine - (0.2)%
630	Alexander & Baldwin Inc.	13,885

Professional Services - (0.2)%
350	FTI Consulting Inc. *	14,353

Road & Rail - (0.5)%
520	Canadian Pacific Railway Ltd.	15,735
900	Kansas City Southern *	16,344

	Total Road & Rail	32,079

	TOTAL INDUSTRIALS	239,580

INFORMATION TECHNOLOGY - (5.5)%
Communications Equipment - (0.8)%
1,980	Corning Inc.	20,018
1,130	Juniper Networks Inc. *	16,001
1,070	Polycom Inc. *	15,033

	Total Communications Equipment	51,052

Computers & Peripherals - (1.1)%
2,190	EMC Corp. *	24,177
990	Logitech International SA *	9,494
1,530	NetApp Inc. *	22,690
1,548	SanDisk Corp. *	17,694

	Total Computers & Peripherals	74,055

Electronic Equipment, Instruments & Components - (0.3)%
1,070	Avnet Inc. *	21,207

Internet Software & Services - (0.3)%
330	Equinix Inc. *	17,605
520	Yahoo! Inc. *	6,100

	Total Internet Software & Services	23,705

IT Services - (0.6)%
980	Cognizant Technology Solutions Corp., Class A Shares *	18,355
785	Paychex Inc.	19,068

	Total IT Services	37,423

Semiconductors & Semiconductor Equipment - (1.2)%
1,750	Applied Materials Inc.	16,398
1,000	International Rectifier Corp. *	13,620
770	KLA-Tencor Corp.	15,431
1,320	MEMC Electronic Materials Inc. *	17,952
1,870	NVIDIA Corp. *	14,866

	Total Semiconductors & Semiconductor Equipment	78,267

Software - (1.2)%
610	ANSYS Inc. *	15,165

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Securities Sold Short† (unaudited) (continued)	January 31, 2009

SHARES	SECURITY	VALUE
Software - (1.2)% (continued)
740	Autodesk Inc. *	$12,254
900	Check Point Software Technologies Ltd. *	20,403
1,000	Citrix Systems Inc. *	21,040
990	Electronic Arts Inc. *	15,286

	Total Software	84,148

	TOTAL INFORMATION TECHNOLOGY	369,857

MATERIALS - (1.5)%
Chemicals - (0.8)%
550	Ecolab Inc.	18,678
630	International Flavors & Fragrances Inc.	18,031
1,630	RPM International Inc.	20,065

	Total Chemicals	56,774

Containers & Packaging - (0.3)%
1,380	Packaging Corp. of America	19,596

Paper & Forest Products - (0.4)%
910	Weyerhaeuser Co.	24,879

	TOTAL MATERIALS	101,249

TELECOMMUNICATION SERVICES - (0.8)%
Wireless Telecommunication Services - (0.8)%
765	Leap Wireless International Inc. *	19,278
1,240	MetroPCS Communications Inc. *	16,852
440	Millicom International Cellular SA	17,230

	TOTAL TELECOMMUNICATION SERVICES	53,360

UTILITIES - (1.6)%
Electric Utilities - (1.2)%
630	Allegheny Energy Inc.	20,941
1,110	Great Plains Energy Inc.	21,168
1,030	Pepco Holdings Inc.	18,344
600	PPL Corp.	18,396

	Total Electric Utilities	78,849

Multi-Utilities - (0.4)%
1,270	NiSource Inc.	12,294
710	OGE Energy Corp.	17,523

	Total Multi-Utilities	29,817

	TOTAL UTILITIES	108,666

	TOTAL SECURITIES SOLD SHORT (Proceeds - $2,291,967)	$1,747,449

*	Non-income producing security.

†	Percentages indicated are based on net assets.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective November 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	January 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$8,482,098	$8,482,098	—	—
Other Financial Instruments *	(1,747,449)	(1,747,449)	—	—

Total	$6,734,649	$6,734,649	—	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

(b) Short Sales of Securities. A short sale is a transaction in which the Fund sells a security it does not own (but has borrowed) in anticipation of a decline in the market price of that security. To complete a short sale, the Fund may arrange through a broker to borrow the security to be delivered to the buyer. The proceeds received by the Fund for the short sale may be retained by the broker until the Fund replaces the borrowed security. However, the Fund is expected to use the cash proceeds of short sales to purchase additional securities or for any other Fund purpose. When the Fund does this, it is required to pledge replacement securities as collateral for the broker. The Fund may use securities it owns to meet any such collateral obligations. In borrowing the security to be delivered to the buyer, the Fund becomes obligated to replace the security borrowed at the market price at the time of replacement, whatever that price may be. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Dividends declared on short positions existing on the record date are recorded on the ex-dividend date as an expense.

Notes to Schedule of Investments (unaudited) (continued)

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$738,295
Gross unrealized depreciation	(3,128,547)

Net unrealized depreciation	$(2,390,252)

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 25, 2009

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	March 25, 2009